T. ROWE PRICE New Income Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  8.1%
Car Loan  3.1%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  3,463 3,444
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  10,301 10,188
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  36,840 36,120
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 11,233
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.452%, 12/26/31 (1) 7,506 7,529
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.852%, 12/26/31 (1) 163 164
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,975 11,656
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  2,585 2,628
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  10,260 10,353
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  5,115 5,181
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  5,895 5,989
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 833 817
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 13,504
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 7,995 8,095

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  13,890 14,173
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 10,280 10,438
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 6,525 6,606
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 4,495 4,574
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  35,405 34,953
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  15,773 15,805
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  3,250 3,330
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  9,545 9,724
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  7,830 7,992
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 33,720 34,145
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class B
4.50%, 9/15/29 (1) 3,480 3,464
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 10,227 10,390
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 454 458
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 40,318 39,896
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  55,325 54,537

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 55,750 54,956
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 34,950 34,672
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  17,240 17,102
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  7,575 7,600
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  17,820 17,963
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 4,615 4,668
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 2,340 2,391
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 13,590 13,791
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 2,920 2,990
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 3,622 3,677
537,196
Credit Card  0.1%
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/18/31  16,765 16,931
16,931
Other Asset-Backed Securities  4.7%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.152%, 4/15/35 (1) 16,085 16,105
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 7,880 8,164
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 6,106 6,158

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 5,580 5,698
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 3,446 3,388
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.794%, 1/18/38 (1) 18,615 18,762
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 6.075%, 1/15/40 (1) 10,530 10,565
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 8,208 8,219
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 32,015 31,029
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 15,975 15,206
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 4,328 4,406
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 102
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 11,640 11,698
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 1,465 1,470
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 6,895 6,930
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 1,630 1,642
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 5,362 5,333
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 13,576 12,503

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.031%, 1/15/38 (1) 11,510 11,545
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 5,055 5,202
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 4,059 4,154
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.803%, 1/17/37 (1) 10,910 10,952
Elmwood VIII
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.55%, 5.843%, 4/20/37 (1) 7,690 7,742
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 6.215%, 1/15/38 (1) 2,445 2,460
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 6,105 6,331
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.633%, 10/20/37 (1) 10,875 10,933
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 4,063 3,716
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 22,148 22,979
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.362%, 10/15/30 (1) 9,184 9,189
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 11,518 11,458
HPEFS Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 4,445 4,444
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 1,285 1,299
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 5,005 5,077

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,320 3,403
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 6,085 6,148
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 2,730 2,767
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.86%, 4/22/37 (1) 7,800 7,839
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 456 440
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.052%, 1/15/36 (1) 11,620 11,698
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.593%, 10/20/34 (1) 7,130 7,141
Madison Park Funding LX
Series 2022-60A, Class BR, CLO, FRN
3M TSFR + 1.75%, 6.05%, 10/25/37 (1) 6,270 6,313
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 6.023%, 1/20/37 (1) 11,305 11,361
Madison Park Funding XLVII
Series 2020-47A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 5.833%, 4/19/37 (1) 5,495 5,521
Madison Park Funding XLVII
Series 2020-47A, Class BR, CLO, FRN
3M TSFR + 1.95%, 6.243%, 4/19/37 (1) 4,000 4,030
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.523%, 4/20/33 (1) 5,205 5,211
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 5,020 4,843
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 23,220 23,516
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 15,310 15,391

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 4,598 4,749
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 3,081 3,164
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.613%, 1/20/39 (1) 17,895 17,960
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.059%, 6/15/31 (1) 10,175 10,213
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.565%, 11/13/31 (1) 16,595 16,622
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.90%, 11/26/37 (1) 10,370 10,409
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 6.26%, 11/26/37 (1) 7,015 7,045
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 5.822%, 4/15/37 (1) 13,935 14,006
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 1,464 1,470
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 3,023 3,093
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 1,160 1,197
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 6,964 7,032
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.487%, 7/30/31 (1) 4,036 4,036
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.973%, 11/15/36 (1) 17,485 17,576
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 3,820 3,844

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 4,920 4,730
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 11,015 11,044
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.852%, 4/15/37 (1) 21,300 21,399
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.002%, 10/15/39 (1) 8,260 8,319
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 26,380 27,385
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 1,083 1,108
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.85%, 4/25/37 (1) 29,505 29,645
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.943%, 1/20/32 (1) 5,045 5,039
Symphony
Series 2023-40A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.12%, 1/5/38 (1) 8,515 8,535
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.502%, 10/15/31 (1) 30,003 30,053
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.825%, 1/22/38 (1) 13,970 13,970
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.502%, 7/15/30 (1) 9,874 9,888
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.543%, 7/20/31 (1) 15,563 15,593
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $21,608 (2)(3) 21,608 21,608
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 7,035 7,028

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 3,184 3,190
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 1/25/35 (1)(4) 14,130 14,130
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 5,211 5,290
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  9,270 9,291
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.473%, 4/20/38 (1) 35,005 35,005
805,147
Student Loan  0.2%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 5,147 5,107
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 18,034
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 3,150 3,103
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 11,369 10,243
36,487
Total Asset-Backed Securities
(Cost $1,388,095) 1,395,761
BANK LOANS  3.5% (5)
FINANCIAL INSTITUTIONS  0.9%
Brokerage Asset Managers Exchanges  0.4%
Citadel Securities Global Holdings, FRN
3M TSFR + 2.00%, 6.329%, 10/31/31  54,078 54,140
Jane Street Group, FRN
3M TSFR + 2.00%, 6.314%, 12/15/31  12,800 12,636
66,776
Insurance  0.5%
Alliant Holdings Intermediate, FRN
1M TSFR + 2.75%, 7.072%, 9/19/31 (4) 17,014 16,983

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
AmWINS Group, FRN
1M TSFR + 2.25%, 6.574%, 1/30/32  5,810 5,799
AssuredPartners, FRN
1M TSFR + 3.50%, 7.824%, 2/14/31  10,291 10,290
Asurion, FRN
1M TSFR + 4.25%, 8.674%, 8/19/28  4,969 4,962
Asurion, FRN
1M TSFR + 5.25%, 9.688%, 1/31/28 (4) 7,728 7,548
Asurion, FRN
1M TSFR + 5.25%, 9.688%, 1/20/29  7,210 6,986
HUB International, FRN
3M TSFR + 2.50%, 6.787%, 6/20/30 (4) 25,510 25,526
TIH Insurance Holdings, FRN
3M TSFR + 2.75%, 7.079%, 5/6/31  13,436 13,409
91,503
Total Financial Institutions 158,279
INDUSTRIAL  2.1%
Capital Goods  0.2%
Charter Next Generation, FRN
1M TSFR + 3.00%, 7.314%, 11/29/30 (4) 11,788 11,798
Filtration Group, FRN
1M TSFR + 3.00%, 10/21/28 (4) 5,050 5,073
Quikrete Holdings, FRN
1M TSFR + 2.25%, 1/30/32 (4) 8,851 8,834
TransDigm, FRN
3M TSFR + 2.75%, 7.079%, 3/22/30  5,128 5,133
WEC U.S. Holdings, FRN
1M TSFR + 2.25%, 6.573%, 1/27/31  5,080 5,069
35,907
Communications  0.1%
Lamar Media, FRN
1M TSFR + 1.50%, 5.924%, 2/5/27  14,435 14,393
Level 3 Financing, FRN
1M TSFR + 6.56%, 4/16/29 (4) 4,355 4,399
Level 3 Financing, FRN
1M TSFR + 6.56%, 4/15/30 (4) 5,600 5,656
24,448
Consumer Cyclical  0.6%
Belron Finance, FRN
3M TSFR + 2.75%, 7.052%, 10/16/31  9,235 9,256
Caesars Entertainment, FRN
1M TSFR + 2.25%, 6.563%, 2/6/30  3,385 3,383
Caesars Entertainment, FRN
1M TSFR + 2.25%, 6.563%, 2/6/31  2,357 2,357

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Clarios Global, FRN
1M TSFR + 2.75%, 7.074%, 1/28/32  6,680 6,663
Delta 2, FRN
3M TSFR + 2.00%, 6.329%, 9/10/31 (4) 6,600 6,608
Endeavor Operating, FRN
1M TSFR + 3.00%, 1/28/32 (4) 5,470 5,491
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 6.069%, 11/8/30  53,680 53,865
UFC Holdings, FRN
3M TSFR + 2.25%, 6.58%, 11/21/31 (4) 7,423 7,423
95,046
Consumer Non-Cyclical  0.3%
ICON Luxembourg, FRN
3M TSFR + 2.00%, 6.329%, 7/3/28  1,399 1,406
IQVIA, FRN
3M TSFR + 2.00%, 6.329%, 1/2/31  40,714 40,777
Medline Borrower, FRN
1M TSFR + 2.25%, 6.574%, 10/23/28 (4) 10,466 10,477
52,660
Energy  0.2%
EPIC Crude Services, FRN
3M TSFR + 3.00%, 7.302%, 10/15/31  5,180 5,194
Hilcorp Energy I, FRN
1M TSFR + 2.00%, 6.315%, 2/11/30 (4) 22,130 22,130
27,324
Technology  0.6%
Applied Systems, FRN
3M TSFR + 2.75%, 7.079%, 2/24/31  22,791 22,923
Applied Systems, FRN
3M TSFR + 4.50%, 8.829%, 2/23/32 (4) 882 902
Ascend Learning, FRN
1M TSFR + 3.00%, 7.324%, 12/11/28  5,977 5,926
AthenaHealth Group, FRN
1M TSFR + 3.00%, 7.324%, 2/15/29  4,953 4,939
Boost Newco Borrower, FRN
1M TSFR + 2.00%, 6.291%, 1/31/31  7,915 7,905
Clearwater Analytics, FRN
1M TSFR + 2.25%, 2/10/32 (3)(4) 5,105 5,099
Cloud Software Group, FRN
3M TSFR + 3.75%, 3/21/31 (4) 5,007 5,021
Ellucian Holdings, FRN
1M TSFR + 3.00%, 7.324%, 10/9/29 (4) 9,063 9,053
Epicor Software, FRN
1M TSFR + 2.75%, 7.074%, 5/30/31 (4) 11,970 12,004
Gen Digital, FRN
1M TSFR + 1.50%, 5.924%, 9/10/27  4,302 4,292

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sandisk, FRN
1M TSFR + 3.00%, 7.33%, 12/13/31 (4) 12,070 11,829
UKG, FRN
3M TSFR + 3.00%, 7.30%, 2/10/31  21,075 21,068
110,961
Transportation  0.1%
AAdvantage Loyalty IP, FRN
3M TSFR + 4.75%, 9.305%, 4/20/28 (4) 9,319 9,507
9,507
Total Industrial 355,853
UTILITY  0.5%
Electric  0.5%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.75%, 2/13/32 (4) 4,988 4,980
NRG Energy, FRN
3M TSFR + 1.75%, 6.044%, 4/16/31  76,626 76,553
Talen Energy Supply, FRN
1M TSFR + 2.50%, 6.818%, 5/17/30 (4) 3,229 3,231
Talen Energy Supply, FRN
1M TSFR + 2.50%, 6.818%, 12/13/31  5,260 5,264
Total Utility 90,028
Total Bank Loans
(Cost $603,634) 604,160
BOND MUTUAL FUNDS  0.0%
Trusts & Mutual Funds  0.0%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 7.61% (6)
(7) 36 343
Total Bond Mutual Funds
(Cost $320) 343
CORPORATE BONDS  24.7%
FINANCIAL INSTITUTIONS  8.2%
Banking  4.8%
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (EUR) (8) 1,500 1,673
Banco Bilbao Vizcaya Argentaria, VR, 6.033%, 3/13/35 (8) 24,400 25,146
Bank of America, VR, 1.898%, 7/23/31 (8) 76,106 65,458
Bank of America, VR, 2.299%, 7/21/32 (8) 13,098 11,198
Bank of America, VR, 2.496%, 2/13/31 (8) 23,595 21,129
Bank of America, VR, 5.518%, 10/25/35 (8) 25,965 25,681
Bank of America, VR, 5.819%, 9/15/29 (8)(9) 25,037 25,904
Barclays, VR, 5.086%, 2/25/29 (8) 8,060 8,113

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Barclays, VR, 5.367%, 2/25/31 (8) 9,700 9,814
BNP Paribas, VR, 0.875%, 8/31/33 (EUR) (8) 1,800 1,713
CaixaBank, VR, 6.037%, 6/15/35 (1)(8) 19,705 20,447
CaixaBank, VR, 6.208%, 1/18/29 (1)(8) 21,910 22,683
Capital One Financial, VR, 5.70%, 2/1/30 (8) 3,361 3,446
Capital One Financial, VR, 6.051%, 2/1/35 (8) 9,260 9,618
Capital One Financial, VR, 6.183%, 1/30/36 (8) 4,605 4,683
Capital One Financial, VR, 7.624%, 10/30/31 (8) 3,005 3,359
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (8) 1,500 1,639
Ceska sporitelna, VR, 4.824%, 1/15/30 (EUR) (8) 1,500 1,647
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (8) 1,500 1,641
Citigroup, 4.45%, 9/29/27  5,040 5,004
Citigroup, VR, 2.561%, 5/1/32 (8)(9) 10,603 9,200
Citigroup, VR, 5.827%, 2/13/35 (8) 23,848 24,042
Citigroup, VR, 6.02%, 1/24/36 (8) 18,360 18,692
Danske Bank, VR, 4.625%, 5/14/34 (EUR) (8) 3,010 3,247
Danske Bank, VR, 5.705%, 3/1/30 (1)(8) 12,075 12,418
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (8)(9) 6,995 6,984
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (8) 12,345 12,918
Fifth Third Bancorp, VR, 6.361%, 10/27/28 (8) 2,875 2,990
Goldman Sachs Group, VR, 2.383%, 7/21/32 (8) 17,802 15,276
Goldman Sachs Group, VR, 3.615%, 3/15/28 (8) 20,205 19,756
Goldman Sachs Group, VR, 4.482%, 8/23/28 (8) 22,790 22,673
Goldman Sachs Group, VR, 4.692%, 10/23/30 (8) 17,765 17,633
Goldman Sachs Group, VR, 5.016%, 10/23/35 (8) 18,865 18,477
HSBC Holdings, VR, 5.13%, 3/3/31 (8) 6,580 6,567
ING Groep, VR, 0.25%, 2/18/29 (EUR) (8) 1,700 1,631
JPMorgan Chase, VR, 2.522%, 4/22/31 (8) 4,475 4,011
JPMorgan Chase, VR, 2.739%, 10/15/30 (8) 12,398 11,346
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 38,833 35,303
JPMorgan Chase, VR, 4.603%, 10/22/30 (8) 17,695 17,546
JPMorgan Chase, VR, 4.946%, 10/22/35 (8) 12,805 12,571
JPMorgan Chase, VR, 5.04%, 1/23/28 (8) 9,645 9,709
JPMorgan Chase, VR, 5.336%, 1/23/35 (8)(9) 8,860 8,958
M&T Bank, VR, 6.082%, 3/13/32 (8)(9) 16,590 17,320
Morgan Stanley, VR, 1.512%, 7/20/27 (8) 22,190 21,245
Morgan Stanley, VR, 5.173%, 1/16/30 (8) 15,220 15,412
PNC Financial Services Group, VR, 5.575%, 1/29/36 (8) 8,445 8,626
Regions Financial, VR, 5.722%, 6/6/30 (8) 8,300 8,521
Santander Holdings USA, VR, 6.342%, 5/31/35 (8) 16,870 17,512
Skandinaviska Enskilda Banken, 4.375%, 11/6/28 (EUR)  2,905 3,185
Skandinaviska Enskilda Banken, VR, 5.00%, 8/17/33 (EUR) (8) 3,005 3,285
Societe Generale, VR, 2.797%, 1/19/28 (1)(8) 23,800 22,838

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Societe Generale, VR, 5.50%, 4/13/29 (1)(8) 17,160 17,349
U.S. Bancorp, VR, 5.384%, 1/23/30 (8) 6,380 6,513
UBS Group, VR, 2.193%, 6/5/26 (1)(8) 15,135 15,044
UBS Group, VR, 2.746%, 2/11/33 (1)(8) 7,329 6,327
UBS Group, VR, 3.091%, 5/14/32 (1)(8) 15,685 14,033
UBS Group, VR, 4.751%, 5/12/28 (1)(8) 4,085 4,094
UBS Group, VR, 6.246%, 9/22/29 (1)(8)(9) 3,135 3,286
Wells Fargo, VR, 2.572%, 2/11/31 (8) 49,550 44,496
Wells Fargo, VR, 4.478%, 4/4/31 (8) 16,431 16,170
Wells Fargo, VR, 4.611%, 4/25/53 (8) 18,795 16,256
823,456
Brokerage Asset Managers Exchanges  0.5%
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 35,845 35,890
HAT Holdings I, 8.00%, 6/15/27 (1) 10,245 10,655
Jane Street Group, 6.125%, 11/1/32 (1) 5,305 5,325
Jane Street Group, 7.125%, 4/30/31 (1) 8,887 9,220
LPL Holdings, 5.20%, 3/15/30  26,110 26,183
LSEGA Financing, 2.50%, 4/6/31 (1)(9) 9,011 7,862
95,135
Finance Companies  0.2%
AerCap Ireland Capital, 3.30%, 1/30/32  10,508 9,350
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1) 1,550 1,550
Navient, 5.625%, 8/1/33 (9) 3,850 3,436
Navient, 9.375%, 7/25/30  9,240 10,002
Navient, 11.50%, 3/15/31  4,720 5,334
OneMain Finance, 9.00%, 1/15/29  3,200 3,380
33,052
Financial Other  0.0%
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  3,420 3,316
Howard Hughes, 5.375%, 8/1/28 (1) 3,050 2,966
6,282
Insurance  2.2%
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 4,945 4,951
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 3,625 3,661
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 2,450 2,493
Arthur J Gallagher, 4.85%, 12/15/29  3,440 3,446
Arthur J Gallagher, 5.00%, 2/15/32  1,220 1,218
Arthur J Gallagher, 6.75%, 2/15/54  17,645 20,143
Athene Global Funding, 5.526%, 7/11/31 (1) 18,015 18,268
Centene, 2.50%, 3/1/31  23,230 19,654
Centene, 3.00%, 10/15/30  8,330 7,278
Centene, 3.375%, 2/15/30  9,455 8,521
Centene, 4.25%, 12/15/27  3,340 3,240

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Centene, 4.625%, 12/15/29  41,038 39,396
CNO Global Funding, 4.95%, 9/9/29 (1) 3,885 3,904
Corebridge Financial, 3.85%, 4/5/29  3,495 3,375
Corebridge Financial, 3.90%, 4/5/32  16,445 15,239
Corebridge Global Funding, 5.20%, 1/12/29 (1) 3,270 3,325
Elevance Health, 4.75%, 2/15/30 (9) 6,955 6,968
Elevance Health, 4.95%, 11/1/31  9,295 9,302
Elevance Health, 5.125%, 2/15/53  8,335 7,569
First American Financial, 2.40%, 8/15/31  15,000 12,619
GA Global Funding Trust, 5.40%, 1/13/30 (1)(9) 10,015 10,241
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 6,825 6,946
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 8,635 8,783
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1)(9) 17,935 17,982
HUB International, 7.25%, 6/15/30 (1) 10,240 10,573
Humana, 3.95%, 3/15/27  6,275 6,175
Humana, 4.875%, 4/1/30  15,720 15,634
Jackson National Life Global Funding, 5.35%, 1/13/30 (1)(9) 9,930 10,142
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 6,353 6,734
Molina Healthcare, 3.875%, 5/15/32 (1)(9) 3,850 3,374
Molina Healthcare, 6.25%, 1/15/33 (1)(9) 3,400 3,349
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 3,040 3,127
Reinsurance Group of America, VR, 6.65%, 9/15/55 (8) 3,435 3,428
RenaissanceRe Holdings, 5.80%, 4/1/35 (9) 1,630 1,679
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1)(9) 4,775 4,810
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 9,000 9,075
UnitedHealth Group, 4.50%, 4/15/33  16,060 15,488
UnitedHealth Group, 5.00%, 4/15/34  22,045 21,918
UnitedHealth Group, 5.05%, 4/15/53  24,469 22,538
376,566
Real Estate Investment Trusts  0.5%
Aedifica, 0.75%, 9/9/31 (EUR)  3,800 3,300
Alexandria Real Estate Equities, 5.25%, 5/15/36  2,525 2,507
American Homes 4 Rent, 5.25%, 3/15/35  4,645 4,622
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 29,699
Brixmor Operating Partnership, 4.05%, 7/1/30  1,984 1,902
Brixmor Operating Partnership, 5.20%, 4/1/32  3,630 3,648
Essex Portfolio, 1.65%, 1/15/31  10,099 8,444
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1)(9) 1,865 1,862
Invitation Homes Operating Partnership, 2.00%, 8/15/31  4,175 3,490
Invitation Homes Operating Partnership, 4.875%, 2/1/35  3,870 3,743
Invitation Homes Operating Partnership, 5.45%, 8/15/30  4,206 4,328

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  3,600 3,358
Segro Capital, 1.875%, 3/23/30 (EUR)  1,685 1,650
Service Properties Trust, 8.625%, 11/15/31 (1) 6,575 7,043
79,596
Total Financial Institutions 1,414,087
INDUSTRIAL  14.6%
Basic Industry  0.4%
AngloGold Ashanti Holdings, 3.375%, 11/1/28  3,725 3,493
Celanese U.S. Holdings, 6.629%, 7/15/32 (9) 14,820 15,459
Celanese U.S. Holdings, 6.80%, 11/15/30  5,389 5,682
Freeport-McMoRan, 4.25%, 3/1/30  4,247 4,085
Freeport-McMoRan, 4.375%, 8/1/28  6,681 6,577
Freeport-McMoRan, 4.625%, 8/1/30 (9) 2,715 2,665
Freeport-McMoRan, 5.00%, 9/1/27  1,558 1,559
Freeport-McMoRan, 5.45%, 3/15/43  7,215 6,891
Minera Mexico, 5.625%, 2/12/32 (1)(9) 24,830 24,613
Smurfit Westrock Financing, 5.418%, 1/15/35 (1) 3,205 3,264
Westlake, 1.625%, 7/17/29 (EUR)  1,313 1,273
75,561
Capital Goods  1.1%
AGCO, 5.80%, 3/21/34 (9) 4,170 4,246
BAE Systems, 5.30%, 3/26/34 (1) 10,970 11,114
Boeing, 2.196%, 2/4/26  4,920 4,802
Boeing, 2.75%, 2/1/26  5,020 4,924
Boeing, 3.25%, 2/1/28  3,405 3,254
Boeing, 3.75%, 2/1/50  9,233 6,606
Boeing, 5.04%, 5/1/27  8,010 8,024
Boeing, 6.388%, 5/1/31  8,645 9,166
Boeing, 6.528%, 5/1/34  6,672 7,145
Boeing, 6.858%, 5/1/54  27,575 30,403
Cie de Saint-Gobain, 3.25%, 8/9/29 (EUR)  3,100 3,269
CRH SMW Finance, 5.125%, 1/9/30  8,985 9,105
Deere, 5.45%, 1/16/35 (9) 16,960 17,609
Embraer Netherlands Finance, 5.98%, 2/11/35  8,950 9,171
Ferguson Enterprises, 5.00%, 10/3/34  2,245 2,194
Fortive, 3.70%, 8/15/29 (EUR)  3,105 3,323
Hexcel, 5.875%, 2/26/35  1,170 1,208
Owens Corning, 5.70%, 6/15/34 (9) 8,985 9,274
Owens Corning, 5.95%, 6/15/54 (9) 3,823 3,927
Quikrete Holdings, 6.375%, 3/1/32 (1)(9) 2,495 2,523
Quikrete Holdings, 6.75%, 3/1/33 (1)(9) 890 900
Regal Rexnord, 6.05%, 4/15/28  16,795 17,166
Ritchie Bros Holdings, 7.75%, 3/15/31 (1) 3,662 3,854

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Stanley Black & Decker, 2.75%, 11/15/50 (9) 8,693 5,155
TransDigm, 6.875%, 12/15/30 (1)(9) 2,555 2,616
TransDigm, 7.125%, 12/1/31 (1) 4,720 4,868
185,846
Communications  3.3%
AppLovin, 5.375%, 12/1/31  5,870 5,967
CCO Holdings, 4.25%, 2/1/31 (1) 7,770 6,944
CCO Holdings, 4.50%, 6/1/33 (1) 3,920 3,381
CCO Holdings, 7.375%, 3/1/31 (1) 5,080 5,220
Cellnex Finance, 2.00%, 9/15/32 (EUR)  12,400 11,656
Cellnex Finance, 2.00%, 2/15/33 (EUR)  9,200 8,543
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (9) 8,800 8,444
Charter Communications Operating, 2.80%, 4/1/31  20,830 18,018
Charter Communications Operating, 3.70%, 4/1/51  1,755 1,135
Charter Communications Operating, 3.75%, 2/15/28  8,600 8,320
Charter Communications Operating, 3.90%, 6/1/52  31,982 21,291
Charter Communications Operating, 5.25%, 4/1/53 (9) 2,030 1,674
Charter Communications Operating, 6.55%, 6/1/34  4,309 4,467
Charter Communications Operating, 6.65%, 2/1/34  19,440 20,282
Chorus, 3.625%, 9/7/29 (EUR)  3,115 3,302
Comcast, 2.887%, 11/1/51  27,555 17,251
Comcast, 3.25%, 11/1/39  23,223 18,165
Comcast, 5.65%, 6/1/54 (9) 21,930 21,786
Cox Communications, 5.70%, 6/15/33 (1) 8,586 8,646
Cox Communications, 5.80%, 12/15/53 (1) 6,215 5,798
Crown Castle, 5.80%, 3/1/34  8,360 8,654
Crown Castle Towers, 3.663%, 5/15/25 (1) 50,986 50,844
Directv Financing, 5.875%, 8/15/27 (1) 774 762
Elisa, 4.00%, 1/27/29 (EUR)  1,480 1,597
Interpublic Group, 4.65%, 10/1/28  7,525 7,511
Level 3 Financing, 10.75%, 12/15/30 (1) 3,135 3,511
Meta Platforms, 5.40%, 8/15/54 (9) 4,775 4,757
Meta Platforms, 5.60%, 5/15/53 (9) 26,215 26,885
Netflix, 3.875%, 11/15/29 (EUR)  3,015 3,263
Netflix, 4.625%, 5/15/29 (EUR)  7,605 8,446
Prosus, 2.085%, 1/19/30 (EUR)  1,710 1,667
Rogers Communications, 3.80%, 3/15/32 (9) 10,875 9,924
Rogers Communications, 4.35%, 5/1/49  1,365 1,087
Rogers Communications, 4.55%, 3/15/52 (9) 16,328 13,244
Rogers Communications, 5.00%, 2/15/29  18,431 18,539
Rogers Communications, 5.30%, 2/15/34  20,675 20,550
Rogers Communications, VR, 7.00%, 4/15/55 (8) 3,620 3,634
Rogers Communications, VR, 7.125%, 4/15/55 (8) 6,005 6,020

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 20,242
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 14,773
SBA Tower Trust, 4.831%, 10/15/29 (1) 17,915 17,829
Sirius XM Radio, 4.00%, 7/15/28 (1) 4,365 4,092
Sirius XM Radio, 5.00%, 8/1/27 (1) 2,478 2,441
Sitios Latinoamerica, 5.375%, 4/4/32 (9) 8,935 8,604
Sprint Capital, 6.875%, 11/15/28 (9) 24,540 26,196
Sprint Capital, 8.75%, 3/15/32  15,530 18,714
T-Mobile USA, 3.40%, 10/15/52  8,409 5,785
T-Mobile USA, 3.50%, 4/15/31  27,780 25,627
TDC Net, 6.50%, 6/1/31 (EUR)  5,340 6,206
Time Warner Cable, 6.55%, 5/1/37  1,398 1,398
Time Warner Cable, 6.75%, 6/15/39  7,092 7,202
Time Warner Cable, 7.30%, 7/1/38  2,193 2,319
Videotron, 5.70%, 1/15/35 (1)(9) 17,405 17,542
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1) 3,509 3,555
573,710
Consumer Cyclical  1.6%
Aptiv Swiss Holdings, 4.65%, 9/13/29  6,615 6,521
Autoliv, 3.625%, 8/7/29 (EUR)  3,125 3,310
Belron U.K. Finance, 5.75%, 10/15/29 (1) 2,810 2,796
Caesars Entertainment, 7.00%, 2/15/30 (1) 2,455 2,535
Carnival, 7.00%, 8/15/29 (1) 3,575 3,754
Clarios Global, 6.75%, 5/15/28 (1)(9) 3,212 3,272
Clarios Global, 6.75%, 2/15/30 (1)(9) 2,050 2,091
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 2,275 2,278
Ford Motor Credit, 4.95%, 5/28/27  6,895 6,829
Ford Motor Credit, 5.80%, 3/5/27  6,545 6,592
Ford Motor Credit, 6.798%, 11/7/28  5,070 5,255
Ford Motor Credit, 6.80%, 5/12/28 (9) 4,760 4,910
Ford Motor Credit, 7.35%, 11/4/27  1,255 1,306
General Motors Financial, 5.55%, 7/15/29  12,735 12,920
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 2,955 2,999
Home Depot, 4.95%, 6/25/34  17,415 17,476
Hyatt Hotels, 5.375%, 12/15/31  12,170 12,279
Hyundai Capital America, 4.55%, 9/26/29 (1)(9) 11,135 11,009
Hyundai Capital America, 4.75%, 9/26/31 (1) 7,295 7,174
Hyundai Capital America, 5.35%, 3/19/29 (1) 5,630 5,725
Hyundai Capital America, 5.40%, 1/8/31 (1) 3,290 3,363
Hyundai Capital America, 5.50%, 3/30/26 (1) 5,370 5,420
Hyundai Capital America, 6.50%, 1/16/29 (1) 6,620 6,991
Las Vegas Sands, 3.50%, 8/18/26  10,677 10,441
Lowe's, 4.25%, 4/1/52  4,402 3,538

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Match Group Holdings II, 5.00%, 12/15/27 (1) 3,267 3,214
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%, 10/15/26 (1) 5,145 5,171
Ross Stores, 1.875%, 4/15/31  20,720 17,475
Six Flags Entertainment, 6.625%, 5/1/32 (1) 5,385 5,500
Uber Technologies, 4.30%, 1/15/30 (9) 19,620 19,297
Uber Technologies, 4.50%, 8/15/29 (1) 17,774 17,455
Uber Technologies, 5.35%, 9/15/54 (9) 13,145 12,591
VF, 2.95%, 4/23/30 (9) 16,259 14,297
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 13,610 13,494
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)(9) 5,075 5,053
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  3,035 3,227
Yum! Brands, 5.375%, 4/1/32 (9) 3,270 3,217
270,775
Consumer Non-Cyclical  3.2%
AbbVie, 4.05%, 11/21/39  13,104 11,629
AbbVie, 4.25%, 11/21/49  14,924 12,639
AbbVie, 4.50%, 5/14/35  20,682 19,879
AbbVie, 4.875%, 11/14/48 (9) 28,471 26,557
AbbVie, 5.05%, 3/15/34 (9) 22,365 22,562
American Medical Systems Europe, 3.00%, 3/8/31 (EUR)  10,539 10,956
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  11,841 12,257
Astrazeneca Finance, 5.00%, 2/26/34  25,165 25,407
BAT Capital, 4.39%, 8/15/37  11,900 10,555
BAT Capital, 4.54%, 8/15/47  4,173 3,446
BAT Capital, 7.081%, 8/2/53  26,775 30,237
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 11,085 11,582
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 8,165 8,126
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 3,410 3,387
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 3,390 3,604
CVS Health, 5.05%, 3/25/48 (9) 37,769 32,688
CVS Health, 5.30%, 6/1/33  17,755 17,584
CVS Health, 5.625%, 2/21/53  16,520 15,345
CVS Health, VR, 6.75%, 12/10/54 (8)(9) 7,005 7,024
CVS Health, VR, 7.00%, 3/10/55 (8) 12,805 13,034
Eli Lilly, 4.70%, 2/9/34  25,605 25,329
HCA, 3.50%, 9/1/30  18,270 16,985
HCA, 5.25%, 3/1/30  6,810 6,925
HCA, 5.45%, 9/15/34  8,450 8,392
HCA, 5.50%, 3/1/32  3,650 3,712
Icon Investments Six, 5.849%, 5/8/29  4,535 4,679
Icon Investments Six, 6.00%, 5/8/34  5,710 5,877
IQVIA, 6.25%, 2/1/29  13,440 13,894
IQVIA, 6.50%, 5/15/30 (1)(9) 435 444

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Mars, 4.75%, 4/20/33 (1)(9) 16,610 16,389
Mattel, 5.875%, 12/15/27 (1) 16,405 16,485
Medline Borrower, 6.25%, 4/1/29 (1)(9) 8,450 8,556
Pfizer Investment Enterprises, 4.75%, 5/19/33 (9) 17,525 17,328
Revvity, 1.90%, 9/15/28  13,950 12,663
Revvity, 2.25%, 9/15/31 (9) 7,580 6,384
Revvity, 3.30%, 9/15/29  10,440 9,802
Sartorius Finance, 4.375%, 9/14/29 (EUR)  3,000 3,276
Sartorius Finance, 4.50%, 9/14/32 (EUR)  3,000 3,306
Sartorius Finance, 4.875%, 9/14/35 (EUR)  14,300 16,134
Solventum, 5.40%, 3/1/29  15,605 15,944
Solventum, 5.60%, 3/23/34  16,310 16,754
Solventum, 5.90%, 4/30/54 (9) 16,480 16,645
Sutter Health, 5.164%, 8/15/33  5,265 5,349
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  2,720 3,046
UCB, 4.25%, 3/20/30 (EUR) (9) 3,100 3,332
556,128
Energy  3.3%
Cheniere Energy, 4.625%, 10/15/28  6,820 6,739
Cheniere Energy, 5.65%, 4/15/34  16,590 16,872
Cheniere Energy Partners, 4.50%, 10/1/29  4,379 4,302
Cheniere Energy Partners, 5.75%, 8/15/34  25,305 25,928
Cheniere Energy Partners, 5.95%, 6/30/33  13,221 13,738
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 16,685 16,732
Coterra Energy, 5.40%, 2/15/35  10,680 10,584
Coterra Energy, 5.60%, 3/15/34 (9) 4,096 4,149
Crescent Energy Finance, 7.375%, 1/15/33 (1) 3,370 3,311
Diamondback Energy, 5.40%, 4/18/34  25,974 26,071
Diamondback Energy, 5.75%, 4/18/54  10,495 10,140
Diamondback Energy, 5.90%, 4/18/64  11,060 10,709
Diamondback Energy, 6.25%, 3/15/53  3,420 3,521
Enbridge, 5.625%, 4/5/34 (9) 13,535 13,816
Eni, 5.95%, 5/15/54 (1) 15,730 15,608
Expand Energy, 4.75%, 2/1/32  10,540 10,008
Expand Energy, 5.375%, 2/1/29  11,941 11,906
Expand Energy, 5.375%, 3/15/30  11,229 11,172
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 12,530 12,724
HF Sinclair, 5.75%, 1/15/31  14,265 14,517
HF Sinclair, 6.25%, 1/15/35 (9) 11,200 11,447
Hilcorp Energy I, 7.25%, 2/15/35 (1) 3,400 3,332
Hilcorp Energy I, 8.375%, 11/1/33 (1) 8,356 8,732
Kinetik Holdings, 5.875%, 6/15/30 (1) 2,861 2,847
Kinetik Holdings, 6.625%, 12/15/28 (1) 593 606

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
National Fuel Gas, 5.50%, 3/15/30 (9) 6,315 6,382
Occidental Petroleum, 5.55%, 10/1/34 (9) 7,840 7,725
Occidental Petroleum, 6.125%, 1/1/31  13,454 13,925
Occidental Petroleum, 6.20%, 3/15/40  3,705 3,750
Occidental Petroleum, 6.375%, 9/1/28 (9) 4,630 4,812
Occidental Petroleum, 6.45%, 9/15/36  13,555 14,165
Occidental Petroleum, 6.625%, 9/1/30  4,570 4,833
Occidental Petroleum, 7.50%, 5/1/31  12,010 13,271
Occidental Petroleum, 8.50%, 7/15/27  5,295 5,639
Occidental Petroleum, 8.875%, 7/15/30  26,910 31,014
ONEOK, 4.40%, 10/15/29 (9) 8,565 8,419
ONEOK, 4.75%, 10/15/31  11,695 11,507
ONEOK, 5.05%, 11/1/34 (9) 14,015 13,661
ONEOK, 5.65%, 11/1/28  3,150 3,245
ONEOK, 5.80%, 11/1/30  9,460 9,863
ONEOK, 6.05%, 9/1/33  9,310 9,775
Permian Resources Operating, 6.25%, 2/1/33 (1) 280 281
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 19,650 18,594
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 5,330 5,362
Raizen Fuels Finance, 6.70%, 2/25/37 (1) 5,930 5,941
Sabine Pass Liquefaction, 4.20%, 3/15/28  3,320 3,270
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (1)
(8) 3,315 3,414
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 12,225 12,170
Sunoco, 7.00%, 5/1/29 (1) 1,950 2,016
Sunoco, 7.25%, 5/1/32 (1) 3,641 3,791
Targa Resources, 5.55%, 8/15/35  8,995 9,035
Targa Resources, 6.15%, 3/1/29  15,155 15,848
Targa Resources Partners, 5.00%, 1/15/28  3,285 3,290
Targa Resources Partners, 5.50%, 3/1/30  5,907 5,999
Targa Resources Partners, 6.875%, 1/15/29  3,817 3,917
Valero Energy, 5.15%, 2/15/30  3,985 4,022
Var Energi, 5.50%, 5/4/29 (EUR)  3,914 4,383
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 1,900 1,729
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 3,960 4,039
Venture Global LNG, 8.375%, 6/1/31 (1) 3,230 3,363
Venture Global LNG, 9.50%, 2/1/29 (1) 11,150 12,307
Venture Global LNG, VR, 9.00% (1)(8)(10) 4,880 4,965
Western Midstream Operating, 4.50%, 3/1/28  3,365 3,327
Western Midstream Operating, 6.35%, 1/15/29  3,190 3,332
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  1,700 1,652
Wintershall Dea Finance, 1.823%, 9/25/31 (EUR)  1,800 1,652
Wintershall Dea Finance, 3.83%, 10/3/29 (EUR)  1,861 1,959
571,155

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Industrial Other  0.1%
Booz Allen Hamilton, 5.95%, 8/4/33  6,800 6,954
6,954
Technology  1.3%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $16,600 (2)(3)(11) 16,600 16,600
Atlassian, 5.25%, 5/15/29  5,055 5,142
Boost Newco Borrower, 7.50%, 1/15/31 (1) 2,790 2,916
Broadcom, 3.419%, 4/15/33 (1) 16,816 14,997
Broadcom, 4.35%, 2/15/30  21,850 21,418
Broadcom, 4.55%, 2/15/32  8,245 8,080
Broadcom, 5.15%, 11/15/31  13,255 13,510
Cadence Design Systems, 4.70%, 9/10/34  4,650 4,537
Ellucian Holdings, 6.50%, 12/1/29 (1)(9) 2,460 2,475
Foundry JV Holdco, 5.50%, 1/25/31 (1) 4,190 4,264
Foundry JV Holdco, 5.90%, 1/25/33 (1) 6,310 6,510
Intel, 3.25%, 11/15/49 (9) 40,945 26,351
Marvell Technology, 2.95%, 4/15/31  13,927 12,465
Micron Technology, 5.80%, 1/15/35 (9) 11,775 12,163
Micron Technology, 6.75%, 11/1/29  11,330 12,165
Motorola Solutions, 5.40%, 4/15/34  7,860 7,989
NXP, 3.125%, 2/15/42  3,533 2,555
NXP, 3.25%, 11/30/51  14,458 9,659
NXP, 3.40%, 5/1/30  20,770 19,461
NXP, 4.30%, 6/18/29  5,242 5,159
Oracle, 5.55%, 2/6/53  9,671 9,323
Teleperformance, 5.25%, 11/22/28 (EUR) (9) 2,900 3,183
UKG, 6.875%, 2/1/31 (1) 3,205 3,289
224,211
Transportation  0.3%
Autostrade per l'Italia, 1.875%, 11/4/25 (EUR)  3,165 3,265
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  3,285 3,283
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  17,020 16,732
Burlington Northern Santa Fe, 5.50%, 3/15/55  14,325 14,560
Genesee & Wyoming, 6.25%, 4/15/32 (1) 3,365 3,386
41,226
Total Industrial 2,505,566
UTILITY  1.9%
Electric  1.7%
Alpha Generation, 6.75%, 10/15/32 (1) 3,845 3,893
Appalachian Power, 5.65%, 4/1/34  4,090 4,148
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 7,480 7,423
Constellation Energy Generation, 5.75%, 3/15/54  14,350 14,084

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
DTE Energy, 4.875%, 6/1/28  3,220 3,241
DTE Energy, 5.10%, 3/1/29  22,930 23,223
DTE Energy, 5.20%, 4/1/30  15,005 15,174
Eversource Energy, 5.85%, 4/15/31 (9) 12,870 13,364
Eversource Energy, 5.95%, 7/15/34  24,805 25,725
FirstEnergy, 2.65%, 3/1/30  15,341 13,813
FirstEnergy, Series B, 2.25%, 9/1/30  2,840 2,473
FirstEnergy, Series C, 3.40%, 3/1/50  19,676 13,675
FirstEnergy Transmission, 5.00%, 1/15/35  5,680 5,626
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 5,430 5,494
IPALCO Enterprises, 5.75%, 4/1/34  9,230 9,406
National Grid Electricity Distribution East Midlands, 3.949%, 9/20/32
(EUR)  3,070 3,331
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 9,190 9,185
NRG Energy, 4.45%, 6/15/29 (1) 9,592 9,329
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 9,700 10,215
Southern, 5.70%, 3/15/34  27,500 28,485
Talen Energy Supply, 8.625%, 6/1/30 (1) 7,448 7,951
Vistra, VR, 8.00% (1)(8)(10) 16,305 16,753
Vistra, Series C, VR, 8.875% (1)(8)(10) 16,440 17,570
Vistra Operations, 6.00%, 4/15/34 (1) 5,820 5,957
Vistra Operations, 6.95%, 10/15/33 (1) 7,385 8,071
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $5,060 (2)(3)(11) 5,060 5,060
282,669
Natural Gas  0.2%
APA Infrastructure, 0.75%, 3/15/29 (EUR)  3,520 3,333
APA Infrastructure, 5.125%, 9/16/34 (1)(9) 3,250 3,200
APA Infrastructure, 5.75%, 9/16/44 (1)(9) 4,400 4,449
Boston Gas, 6.119%, 7/20/53 (1) 5,860 6,077
Engie, 5.25%, 4/10/29 (1) 6,335 6,425
Engie, 5.625%, 4/10/34 (1) 7,835 8,024
NiSource, 5.25%, 3/30/28  3,395 3,448
Sempra, 3.40%, 2/1/28  3,450 3,328
38,284
Total Utility 320,953
Total Corporate Bonds
(Cost $4,266,867) 4,240,606
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.9%
Owned No Guarantee  1.2%
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 5,770 5,618

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 21,609 20,756
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1)(9) 20,560 20,696
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  3,735 3,760
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35 (1) 5,620 5,814
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 9,730 10,134
ESB Finance, 4.00%, 10/3/28 (EUR)  1,470 1,581
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 11,638 11,683
Gaci First Investment, 4.875%, 2/14/35  17,430 16,755
Gaci First Investment, 5.125%, 2/14/53 (9) 28,255 24,652
Islandsbanki, 4.625%, 3/27/28 (EUR)  1,500 1,622
Landsbankinn, 5.00%, 5/13/28 (EUR)  1,490 1,628
Logicor Financing, 0.875%, 1/14/31 (EUR)  3,795 3,383
Logicor Financing, 4.25%, 7/18/29 (EUR)  3,095 3,315
Logicor Financing, 4.625%, 7/25/28 (EUR)  3,055 3,297
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 10,270 10,299
Ma'aden Sukuk, 5.50%, 2/13/35 (1) 1,650 1,660
NBN, 4.125%, 3/15/29 (EUR)  2,965 3,223
NBN, 4.375%, 3/15/33 (EUR)  2,870 3,229
Orsted, 3.75%, 3/1/30 (EUR)  1,505 1,605
P3 Group, 4.625%, 2/13/30 (EUR)  1,490 1,616
Petroleos Mexicanos, 6.84%, 1/23/30  18,940 17,442
Petroleos Mexicanos, 8.75%, 6/2/29  25,660 25,807
Saudi Arabian Oil, 5.75%, 7/17/54 (1) 13,480 12,969
212,544
Sovereign  0.7%
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 9,600 9,712
Kingdom of Saudi Arabia, 5.375%, 1/13/31 (1) 12,980 13,202
Republic of Peru, 2.783%, 1/23/31  17,800 15,565
Republic of Peru, 5.375%, 2/8/35  9,820 9,663
Republic of Poland, 4.875%, 2/12/30  7,860 7,908
Republic of Poland, 5.125%, 9/18/34  26,210 26,066
Republic of Poland, 5.50%, 3/18/54  9,320 8,961
State of Israel, Series 5Y, 5.375%, 2/19/30  14,290 14,414
United Mexican States, 6.00%, 5/13/30  6,870 7,017
112,508
Supranational  0.0%
International Bank for Reconstruction & Development, STEP,
1.745%, 7/31/33  6,400 6,415
6,415
Total Foreign Government Obligations & Municipalities
(Cost $330,339) 331,467

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  3,140 3,383
3,383
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  3,347 3,650
3,650
Total Municipal Securities
(Cost $6,857) 7,033
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.6%
Collateralized Mortgage Obligations  0.9%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $21,118 (2)(3) 21,118 21,118
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1) 7,710 6,895
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 3,427 3,279
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 2,409 2,150
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM, 3.00%, 11/27/51 (1) 6,913 5,883
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, CMO, ARM, SOFR30A + 1.90%,
6.252%, 12/25/41 (1) 19,620 19,895
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 3,240 3,240
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM, 4.00%, 9/25/48 (1) 592 577
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
5.284%, 3/25/50 (1) 3,268 3,146
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM, 2.50%, 9/25/51 (1) 7,977 6,507
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 622 564
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM, 4.00%, 10/25/58 (1) 1,364 1,277
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 6.219%, 7/25/44 (1) 284 281
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.912%, 10/25/50 (1) 14,315 12,263

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1) 9,799 8,155
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 3,879 3,494
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM, 1M TSFR + 0.944%,
5.264%, 8/25/50 (1) 2,034 1,924
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM, 3.50%, 8/25/50 (1) 3,440 3,093
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM, 3.50%, 6/25/50 (1) 176 174
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM, 3.50%, 6/25/50 (1) 436 429
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM, 2.50%, 9/25/51 (1) 10,056 8,228
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 816 763
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM, 4.00%, 5/27/49 (1) 2,210 2,065
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 500 454
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 2,370 2,216
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM, 4.00%, 8/25/48 (1) 330 324
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM, 2.703%, 9/25/59 (1) 67 67
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.602%, 5/25/44 (1) 11,675 11,726
Structured Agency Credit Risk Debt Notes
Series 2024-HQA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.602%, 8/25/44 (1) 12,061 12,136
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM, 1M TSFR + 1.114%,
5.434%, 10/25/59 (1) 2,466 2,507
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM, 4.10%, 11/25/59 (1) 2,034 2,007
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP, 2.724%, 1/25/67 (1) 4,927 4,554
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1) 1,373 1,311
152,702
Commercial Mortgage-Backed Securities  1.7%
BANK5
Series 2024-5YR10, Class A3, 5.302%, 10/15/57  5,050 5,152

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BANK5
Series 2024-5YR10, Class AS, 5.637%, 10/15/57  2,590 2,644
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  9,095 9,510
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.586%,
11/15/34 (1) 10,230 102
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.857%, 2/15/57  40,445 42,065
BX Commercial Mortgage Trust
Series 2024-GPA3, Class A, ARM, 1M TSFR + 1.293%, 5.605%,
12/15/39 (1) 19,150 19,144
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.953%,
5/15/41 (1) 33,739 33,802
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 5.635%,
1/15/42 (1) 13,305 13,293
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, 3.267%, 11/15/52  9,752 8,840
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM, 3.79%, 12/15/72 (1) 12,000 3,331
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C, 3.031%, 12/10/41 (1) 8,370 7,126
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D, 3.233%, 12/10/41 (1) 5,500 4,580
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.954%,
8/15/41 (1) 17,510 17,532
GS Mortgage Securities Trust
Series 2019-GC40, Class B, 3.543%, 7/10/52  12,730 11,219
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1) 7,175 7,329
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 9,825 9,334
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (1) 7,620 6,458
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX, 4.95%, 7/5/33 (1) 11,395 8,632
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.903%,
5/15/41 (1) 13,149 13,067
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A, ARM, 4.312%, 11/5/41 (1) 5,070 4,918

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM, 1M TSFR + 1.392%, 5.704%,
5/15/39 (1) 24,450 24,458
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.903%,
6/15/39 (1) 12,745 12,749
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM, 4.318%, 3/15/51  7,230 6,978
VNDO Trust
Series 2016-350P, Class D, ARM, 3.903%, 1/10/35 (1) 8,849 8,526
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 13,100 13,158
Worldwide Plaza Trust
Series 2017-WWP, Class A, 3.526%, 11/10/36 (1) 4,514 3,246
297,193
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $490,734) 449,895
PREFERRED STOCKS  0.0%
Insurance  0.0%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,719 (2)(3)
(11) 2 1,731
Total Preferred Stocks
(Cost $1,719) 1,731
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  25.4%
U.S. Government Agency Obligations  19.3%
Federal Home Loan Mortgage
2.50%, 5/1/30  3,292 3,165
3.00%, 12/1/42 - 4/1/47  13,949 12,606
3.50%, 9/1/42 - 3/1/46  65,140 60,960
4.00%, 10/1/40 - 8/1/45  6,760 6,529
4.50%, 6/1/39 - 5/1/42  10,416 10,368
5.00%, 7/1/33 - 8/1/40  2,870 2,908
5.50%, 4/1/26 - 12/1/39  2,748 2,815
6.00%, 10/1/32 - 8/1/38  1,610 1,675
6.50%, 2/1/36 - 9/1/39  672 696
7.00%, 8/1/31 - 6/1/32  16 17
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 7.079%, 10/1/36  26 27
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  63 64
RFUCCT1Y + 1.831%, 6.858%, 3/1/36  71 73

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  62 63
RFUCCT1Y + 1.944%, 6.579%, 12/1/36  66 68
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  105 108
Federal Home Loan Mortgage, CMO, IO, 2.00%, 2/25/51  43,960 5,866
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  3 3
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  23,730 20,922
2.00%, 8/1/36 - 5/1/52  244,550 200,891
2.50%, 4/1/37 - 9/1/52  260,751 221,423
3.00%, 7/1/34 - 8/1/52  78,350 70,818
3.50%, 11/1/47 - 11/1/52  54,085 49,642
4.00%, 6/1/37 - 2/1/50  25,135 24,080
4.50%, 9/1/37 - 11/1/52  45,331 43,824
5.00%, 8/1/52 - 7/1/54  34,763 34,286
5.50%, 8/1/53 - 10/1/54  95,520 96,256
6.00%, 6/1/54 - 12/1/54  28,261 28,902
6.50%, 1/1/54 - 2/1/55  64,216 66,475
7.00%, 6/1/54  5,693 5,967
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  5,250 4,727
3.50%, 6/1/42 - 5/1/46  39,329 36,643
4.00%, 11/1/40  6,672 6,490
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  60 60
RFUCCT1Y + 1.589%, 6.999%, 7/1/36  163 168
RFUCCT1Y + 1.655%, 7.53%, 8/1/37  42 43
RFUCCT1Y + 1.871%, 7.812%, 8/1/36  106 109
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  12,039 1,548
6.50%, 2/25/32  17 2
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  50,830 43,630
2.00%, 11/1/35 - 7/1/52  848,876 697,644
2.50%, 5/1/30 - 9/1/52  462,823 394,295
3.00%, 6/1/27 - 4/1/52  314,344 284,283
3.50%, 11/1/32 - 3/1/52  90,072 84,264
4.00%, 7/1/35 - 12/1/52  152,387 146,434
4.50%, 7/1/39 - 2/1/51  77,528 76,583
5.00%, 7/1/33 - 9/1/53  95,946 95,510
5.50%, 4/1/34 - 10/1/54  119,194 120,310
6.00%, 11/1/32 - 8/1/54  193,763 198,830
6.50%, 8/1/27 - 1/1/55  72,321 74,923
7.00%, 10/1/29 - 3/1/54  5,960 6,284

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UMBS, TBA (12)
5.00%, 3/1/55  18,025 17,731
6.00%, 3/1/55  20,260 20,591
6.50%, 3/1/55  42,950 44,242
3,326,841
U.S. Government Obligations  6.1%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  8,998 7,962
2.00%, 1/20/51 - 3/20/52  200,457 164,728
2.50%, 8/20/50 - 3/20/52  243,551 208,827
3.00%, 9/15/42 - 6/20/52  156,286 139,804
3.50%, 9/15/41 - 7/20/52  130,961 121,737
4.00%, 2/20/41 - 10/20/52  97,604 92,706
4.50%, 7/15/26 - 4/20/53  80,670 78,432
5.00%, 9/15/33 - 6/20/48  31,193 31,475
5.50%, 10/20/32 - 3/20/49  13,092 13,400
6.00%, 1/20/34 - 11/20/52  22,294 22,811
6.50%, 3/15/26 - 12/15/31  25 26
7.00%, 5/20/28 - 11/20/28  7 7
7.50%, 7/15/28 - 8/15/28  27 27
8.00%, 9/15/27 - 10/15/27  51 52
8.50%, 9/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  2,622 2,405
3.50%, 10/20/50  9,510 7,952
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50  47,546 5,572
3.50%, 5/20/43  2,488 373
4.00%, 2/20/43  1,781 291
Government National Mortgage Assn., TBA (12)
5.00%, 3/20/55  40,940 40,427
5.50%, 3/20/55  70,280 70,453
6.00%, 3/20/55  7,920 8,027
6.50%, 3/20/55  21,555 21,991
1,039,485
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $4,589,802) 4,366,326
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  32.8%
U.S. Treasury Obligations  32.8%
U.S. Treasury Bonds, 1.125%, 5/15/40  37,775 24,040
U.S. Treasury Bonds, 3.375%, 8/15/42  300,420 259,582

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 147,429
U.S. Treasury Bonds, 4.00%, 11/15/42  304,955 286,610
U.S. Treasury Bonds, 4.25%, 2/15/54 (9) 226,780 217,496
U.S. Treasury Bonds, 4.25%, 8/15/54 (9) 245,845 236,280
U.S. Treasury Bonds, 4.50%, 2/15/44  435,950 434,452
U.S. Treasury Bonds, 4.50%, 11/15/54  116,645 116,991
U.S. Treasury Bonds, 4.625%, 5/15/44  25,840 26,147
U.S. Treasury Bonds, 4.625%, 11/15/44  158,705 160,466
U.S. Treasury Bonds, 4.625%, 5/15/54  20,665 21,107
U.S. Treasury Notes, 0.625%, 12/31/27  106,375 96,918
U.S. Treasury Notes, 1.50%, 1/31/27  308,150 294,043
U.S. Treasury Notes, 3.25%, 6/30/27  224,195 220,657
U.S. Treasury Notes, 3.50%, 9/30/29 (9) 51,240 50,159
U.S. Treasury Notes, 3.625%, 8/31/29  153,940 151,559
U.S. Treasury Notes, 3.875%, 11/30/27  212,795 212,197
U.S. Treasury Notes, 3.875%, 8/15/34  117,455 114,555
U.S. Treasury Notes, 4.00%, 10/31/29  30,180 30,147
U.S. Treasury Notes, 4.125%, 10/31/26  271,995 272,420
U.S. Treasury Notes, 4.125%, 9/30/27  228,435 229,327
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,900
U.S. Treasury Notes, 4.125%, 10/31/29 (13) 181,420 182,270
U.S. Treasury Notes, 4.25%, 1/31/30  85,130 86,021
U.S. Treasury Notes, 4.375%, 12/31/29 (9) 188,070 191,038
U.S. Treasury Notes, 4.375%, 5/15/34  626,080 634,884
U.S. Treasury Notes, 4.50%, 5/15/27  113,000 114,201
U.S. Treasury Notes, 4.625%, 9/15/26 (13) 469,612 473,721
U.S. Treasury Notes, 4.625%, 10/15/26 (13) 346,295 349,487
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $5,660,171) 5,642,104
SHORT-TERM INVESTMENTS  2.0%
Money Market Funds  2.0%
T. Rowe Price Government Reserve Fund, 4.41% (6)(14) 336,950 336,950
Total Short-Term Investments
(Cost $336,950) 336,950

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.41% (6)(14) 8,165 8,165
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 8,165
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.41% (6)(14) 177,453 177,453
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 177,453
Total Securities Lending Collateral
(Cost $185,618) 185,618
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate Swap,
7/11/55 Pay Fixed 4.55%
Annually, Receive Variable
4.39% (SOFR) Annually,
7/9/25 @ 4.55%* (11) 1 178,000 723
BNP Paribas
USD / ILS, Put, 4/21/25 @
ILS3.55 (11) 1 42,300 284
Citibank
USD / ILS, Put, 4/18/25 @
ILS3.56 (11) 1 42,250 311
Total Options Purchased (Cost $4,612) 1,318
Total Investments in Securities 102.1%
(Cost $17,865,718) $ 17,563,312
Other Assets Less Liabilities (2.1)% (355,293)
Net Assets 100.0% $ 17,208,019

T. ROWE PRICE New Income Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,578,914 and represents 15.0% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $66,117 and represents 0.4% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) Affiliated Companies
(7) SEC 30-day yield
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) All or a portion of this security is on loan at February 28, 2025.
(10) Perpetual security with no stated maturity date.
(11) Non-income producing
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $223,462 and represents 1.3% of net assets.
(13) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
ICP Chilean Average Chamber Index
ILS Israeli Shekel
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.3)%
U.S. Government Agency Obligations  (0.1)%
UMBS, TBA, 3.00%, 3/1/55  26,050,000 (22,690)
(22,690)
U.S. Government Obligations  (0.2)%
Government National Mortgage Assn., TBA, 2.50%, 3/20/55  26,500,000 (22,709)
(22,709)
Total TBA Sales Commitments (Proceeds $(44,332)) (45,399)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 27,140 430 (25) 455
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 1,711,266 40,980 40,392 588
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1,043
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive
Fixed 5.220% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
2/28/30 (CLP) 84,245,732 (55) — (55)
5 Year Interest Rate Swap, Receive
Fixed 5.228% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
3/4/30 (CLP) 35,230,034 — — —
5 Year Interest Rate Swap, Receive
Fixed 5.280% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
3/4/30 (CLP) 63,184,299 132 — 132
Total Centrally Cleared Interest Rate Swaps 77
Zero-Coupon Inflation Swaps 0.0%
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.581% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 47,373 310 — 310
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.603% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 66,323 556 — 556

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.606% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 49,931 434 — 434
Total Centrally Cleared Zero-Coupon Inflation
Swaps 1,300
Total Centrally Cleared Swaps 2,420
Net payments (receipts) of variation margin to date (1,635)
Variation margin receivable (payable) on centrally cleared swaps $ 785
* Credit ratings as of February 28, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $1,910.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/25/25 JPY 19,134,080 USD 127,105 $ 850
Bank of America 5/23/25 USD 23,609 EUR 22,337 334
Barclays Bank 4/24/25 USD 3,167 NZD 5,690 (21)
Barclays Bank 4/25/25 CHF 832 USD 931 (3)
Barclays Bank 4/25/25 JPY 89,737 USD 596 4
Barclays Bank 4/25/25 USD 701 CAD 1,027 (10)
Barclays Bank 4/25/25 USD 3,040 JPY 461,859 (49)
Barclays Bank 4/25/25 USD 1,344 NOK 15,120 1
Barclays Bank 4/25/25 USD 32,873 NOK 374,311 (365)
Citibank 4/17/25 ILS 90,382 USD 25,411 (341)
Citibank 4/24/25 USD 1,527 AUD 2,421 25
Citibank 4/25/25 CAD 2,638 USD 1,864 (36)
Citibank 4/25/25 JPY 1,417,515 USD 9,212 268
Citibank 4/25/25 USD 2,372 CAD 3,390 23
Citibank 4/25/25 USD 1,079 JPY 166,745 (36)
Citibank 4/25/25 USD 2,598 NOK 29,111 13
Citibank 5/30/25 USD 366 SEK 3,866 4
HSBC Bank 5/16/25 PLN 81,195 USD 20,450 (437)
JPMorgan Chase 4/17/25 ILS 90,685 USD 25,637 (484)
Morgan Stanley 4/24/25 AUD 2,301 USD 1,429 (1)
Morgan Stanley 5/23/25 EUR 482 USD 508 (6)
RBC Dominion
Securities 5/23/25 GBP 34,010 USD 42,812 (38)
RBC Dominion
Securities 5/23/25 USD 4,576 GBP 3,635 4
Standard Chartered 5/23/25 EUR 8,659 USD 9,107 (84)
Standard Chartered 5/23/25 USD 177,777 EUR 169,029 1,646
Standard Chartered 5/30/25 USD 21,423 SEK 226,041 312
State Street 4/24/25 USD 1,984 AUD 3,196 —
State Street 4/25/25 JPY 609,552 USD 3,948 128
State Street 4/25/25 USD 1,046 CAD 1,532 (16)
Toronto-Dominion Bank 4/25/25 USD 15,596 CAD 22,342 114
UBS Investment Bank 4/24/25 NZD 6,069 USD 3,414 (14)
UBS Investment Bank 4/24/25 USD 2,476 AUD 3,920 43
UBS Investment Bank 4/24/25 USD 1,586 AUD 2,581 (16)
UBS Investment Bank 4/24/25 USD 1,357 NZD 2,397 14
UBS Investment Bank 4/25/25 USD 842 CAD 1,233 (12)
UBS Investment Bank 4/25/25 USD 38,763 CHF 35,012 (270)
UBS Investment Bank 4/25/25 USD 1,042 JPY 154,775 7
UBS Investment Bank 4/25/25 USD 503 NOK 5,589 6

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/25/25 USD 1,577 NOK 18,007 $ (22)
UBS Investment Bank 5/23/25 EUR 888 USD 931 (6)
UBS Investment Bank 5/23/25 USD 925 GBP 731 5
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,534

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 739 Commonwealth of Australia ten year
bond contracts 3/25 52,057 $ 617
Short, 1,154 Euro BOBL contracts 3/25 (141,138) 1,078
Short, 233 Euro BUND contracts 3/25 (32,193) (58)
Short, 634 Government of Canada ten year bond
contracts 6/25 (54,677) (127)
Long, 342 U.K. Gilt ten year contracts 6/25 40,194 217
Long, 1,152 U.S. Treasury Long Bond contracts 6/25 136,044 1,096
Long, 14,449 U.S. Treasury Notes five year
contracts 6/25 1,559,589 11,122
Long, 5,172 U.S. Treasury Notes ten year
contracts 6/25 574,577 3,221
Long, 9,461 U.S. Treasury Notes two year
contracts 6/25 1,958,131 1,306
Long, 638 Ultra U.S. Treasury Bonds contracts 6/25 79,192 (126)
Short, 7,154 Ultra U.S. Treasury Notes ten year
contracts 6/25 (817,345) (2,250)
Net payments (receipts) of variation margin to date (8,861)
Variation margin receivable (payable) on open futures contracts $ 7,235

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Z Class, 7.61%  $ — $ — $ 21
T. Rowe Price Government Reserve Fund,
4.41% — — 18,940++
Totals $ —# $ — $ 18,961+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
7.61%  $ 322 $ 21 $ — $ 343
T. Rowe Price Government
Reserve Fund, 4.41% 691,715  ¤  ¤ 522,568
Total $ 522,911^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $18,961 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $522,888.

T. ROWE PRICE New Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 10,346,930 $ — $ 10,346,930
Asset-Backed Securities — 1,374,153 21,608 1,395,761
Bank Loans — 599,061 5,099 604,160
Bond Mutual Funds 343 — — 343
Corporate Bonds — 4,218,946 21,660 4,240,606
Non-U.S. Government
Mortgage-Backed Securities — 428,777 21,118 449,895
Preferred Stocks — — 1,731 1,731
Short-Term Investments 336,950 — — 336,950
Securities Lending Collateral 185,618 — — 185,618
Options Purchased — 1,318 — 1,318
Total Securities 522,911 16,969,185 71,216 17,563,312
Swaps* — 2,475 — 2,475
Forward Currency Exchange
Contracts — 3,801 — 3,801
Futures Contracts* 18,657 — — 18,657
Total $ 541,568 $ 16,975,461 $ 71,216 $ 17,588,245
Liabilities
TBA Sales Commitments $ — $ 45,399 $ — $ 45,399
Swaps* $ — $ 55 $ — $ 55
Forward Currency Exchange
Contracts — 2,267 — 2,267
Futures Contracts* 2,561 — — 2,561
Total $ 2,561 $ 47,721 $ — $ 50,282

T. ROWE PRICE New Income Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F43-054Q3 02/25
1
Includes Foreign Government Obligations & Municipalities, Municipal Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.